Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
Prior to the Spinoff, certain employees and executive officers of the Company participated in its Former Parent's equity incentive plan which included stock options, RSUs, and PSUs. On October 1, 2024, pursuant to the Spinoff, the Company established its own share-based compensation plans. Any outstanding share-based awards issued through the incentive plans of the Company's Former Parent were modified in connection with the Spinoff to maintain an equivalent value and contractual terms immediately before and after Spinoff. Pursuant to Spinoff, these awards were transferred to South Bow.
Share-based Awards
RSUs are awarded to certain employees and cliff vest three years from the grant date, unless otherwise specified. PSUs are awarded to Management and vest at the end of the three-year performance period and pay out based on performance against corporate targets set at the beginning of the period. DSUs are offered to Directors as a component of their compensation, are immediately vested, and pay out upon retirement from service on the Board of Directors (the "Board"). RSUs, PSUs, and DSUs accrue dividend-equivalent units based on record date, increasing awards outstanding over time.
The following table reconciles the Company's RSUs, PSUs, and DSUs as at December 31, 2024:

	RSUs	PSUs [1]	DSUs
Outstanding at December 31, 2023	—	—	—
Transferred from Former Parent [2]	883,707	611,146	—
Granted [3]	129,237	30,143	19,113
Exercised	(683)	—	—
Forfeited	(2,330)	—	—
Reinvested [4]	13,089	9,057	—
Outstanding at December 31, 2024	1,023,020	650,346	19,113
1.Does not include effect of any PSU multipliers.
2.Awards transferred to the Company pursuant to Spinoff.
3.RSUs were granted on November 22, 2024 and December 31, 2024. PSUs and DSUs were granted on December 30, 2024.
4.Certain awards earned additional units related to dividends declared by the Former Parent with a record date on September 30, 2024, prior to Spinoff.
Stock Options
Stock options were issued by the Company in exchange for stock options of its Former Parent held by certain South Bow employees. Stock options are classified as equity instruments and vest in thirds over a three-year period from the grant date and have a contractual life of seven years. Stock options may be exercised at a price determined at the time the option is awarded. Forfeiture of options results from the option holder's departure from the Company prior to vesting, or if options are not exercised by the end of their contractual term.
The following table summarizes the Company's stock options outstanding as at December 31, 2024:

	Stock Options (number)	Weighted Average Price (C$)	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2023	—	—
Transferred from Former Parent [1]	1,251,950	28.93
Exercised	(470,700)	27.82
Outstanding at December 31, 2024	781,250	29.60	4.1
Exercisable stock options outstanding at December 31, 2024	365,025	32.28	3.2
1.Awards transferred to the Company pursuant to Spinoff. The Company issued these awards with similar valuation and contractual terms.
The Company has not issued any stock options subsequent to the Spinoff. The Company recorded $0.1 million of share-based compensation expense related to stock options for the year ended December 31, 2024 and at December 31, 2024, compensation costs related to non-vested stock options not yet recognized were $0.6 million.